Fair Value Measurements (details) - Changes in Level 3 (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in Level 3 fair value category [Roll Forward]
Level 3 fair value category, beginning balance	$ 284	$ 294
Level 3 fair value category, total realized and unrealized investment gains (losses) reported in net realized investment gains	16	9
Level 3 fair value category, total unrealized investment gains (losses) reported in increases (decreases) in other comprehensive income	(1)	7
Level 3 fair value category purchases	180	82
Level 3 fair value category sales	(58)
Level 3 fair value category settlements/maturities	(83)	(94)
Gross transfers into Level 3	15	10
Gross transfers out of Level 3	(64)	(24)
Level 3 fair value category, ending balance	289	284
Fixed maturities [Member]
Changes in Level 3 fair value category [Roll Forward]
Level 3 fair value category, beginning balance	230	250
Level 3 fair value category, total realized and unrealized investment gains (losses) reported in net realized investment gains	4	4
Level 3 fair value category, total unrealized investment gains (losses) reported in increases (decreases) in other comprehensive income	(2)	5
Level 3 fair value category purchases	180	79
Level 3 fair value category sales	(25)
Level 3 fair value category settlements/maturities	(83)	(94)
Gross transfers into Level 3	15	10
Gross transfers out of Level 3	(64)	(24)
Level 3 fair value category, ending balance	255	230
Other investments [Member]
Changes in Level 3 fair value category [Roll Forward]
Level 3 fair value category, beginning balance	54	44
Level 3 fair value category, total realized and unrealized investment gains (losses) reported in net realized investment gains	12	5
Level 3 fair value category, total unrealized investment gains (losses) reported in increases (decreases) in other comprehensive income	1	2
Level 3 fair value category purchases		3
Level 3 fair value category sales	(33)
Level 3 fair value category, ending balance	$ 34	$ 54